Class I Shares | ING Strategic Allocation Growth Portfolio

ING Strategic Allocation Growth Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks to provide capital appreciation.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Fund Operating Expenses		Class I Shares ING Strategic Allocation Growth Portfolio Class I
Management Fee		0.08%
Distribution and/or Shareholder Services (12b-1) Fees		none
Administrative Services Fee		0.06%
Other Expenses		0.06%
Acquired Fund Fees and Expenses		0.66%
Total Annual Portfolio Operating Expenses	[1]	0.86%
Waivers and Reimbursements	[2]	(0.15%)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements		0.71%
[1]	Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
[2]	The adviser is contractually obligated to limit expenses to 0.75% through May 1, 2013. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the management agreement and is subject to possible recoupment by the adviser within three years. In addition, the adviser is contractually obligated to further limit expenses to 0.71% through May 1, 2013. This obligation is subject to possible recoupment by the adviser within three years. There is no guarantee this obligation will continue after May 1, 2013 and the obligation will only renew if the adviser elects to renew it. These obligations do not extend to interest, taxes, brokerage commissions and extraordinary expenses.

Expense Example $
The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class I Shares ING Strategic Allocation Growth Portfolio Class I	73	259	462	1,047

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 53% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the sub-adviser (“Sub-Adviser”) invests the assets of the Portfolio in a combination of Underlying Funds that in turn invest, in varying degrees, among several classes of equities, fixed-income securities, emerging markets debt, and money market instruments.

The Portfolio invests in a combination of Underlying Funds that reflects a target allocation of approximately 85% of its net assets in equity securities and 15% of its net assets in fixed-income securities (the “Target Allocations”).

The Portfolio’s assets normally will be invested in accordance with its Target Allocations at times that the Portfolio is rebalanced. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to these asset classes will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategies. The Portfolio may be rebalanced periodically to return to the target allocation and inflows and outflows may be managed to attain the target allocation. The Portfolio’s target allocation may be changed, at any time, in accordance with the Portfolio’s asset allocation process. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall in the range of +/- 10% relative to the current Target Allocations. The adviser may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds, cash, and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies are intended to produce returns that are not correlated or are inversely correlated with equity index performance.

The equity securities in which the Underlying Funds may invest include domestic and international large-, mid-, and small-capitalization stocks; emerging market securities; and real estate stocks, including real estate investment trusts.

The fixed-income securities in which the Underlying Funds may invest include domestic and international debt securities including high-yield (high-risk) commonly referred to as “junk bonds” and fixed-income securities without limitation on maturity.

The Sub-Adviser may change the Portfolio’s asset allocations, investments in particular Underlying Funds (including Underlying Funds organized in the future), Target Allocations, or other investment policies without the approval of shareholders as it determines necessary to pursue the Portfolio’s investment objective.

The current group of Underlying Funds in which the Portfolio may invest includes “index plus” funds. Generally these funds seek to outperform a designated index of equity securities by investing in a portion of the securities included in the index. Also, some Underlying Funds may use growth or value investing strategies.

The Portfolio may invest in derivative instruments including futures and swaps (including interest rate swaps, total return swaps, and credit default swaps) to make tactical allocations, as a substitute for taking a position in the underlying asset, and to assist in managing cash.

The Adviser will oversee the Target Allocations and the selection of Underlying Funds by the Sub-Adviser.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser or Sub-Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class I shares’ performance from year to year, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 2nd, 2009, 18.41% and Worst quarter: 4th, 2008, (20.49)%
Average Annual Total Returns% (for the periods ended December 31, 2011)
Average Annual Total Returns Class I Shares ING Strategic Allocation Growth Portfolio		1 Yr	5 Yrs	10 Yrs	Inception Date
Class I		(2.92%)	(1.58%)	2.91%	Jul. 05, 1995
Russell 3000 Index	[1]	1.03%	(0.01%)	3.51%
[1]	The index returns do not reflect deductions for fees, expenses, or taxes.